                                                            SEMIANNUAL REPORT TO
                                                     SHAREHOLDERS FOR THE PERIOD
                                                            ENDED MARCH 31, 2001

SCUDDER
CASH RESERVES FUND

     "It has been a period of transition, with the Federal Reserve moving from a policy of tightening short-term interest rates in 2000 to aggressive easing in
                                                          2001's first quarter."

                                                              [SCUDDER INV LOGO]

CONTENTS

                     3
PERFORMANCE UPDATE

                     4
PORTFOLIO STATISTICS

                     5
PORTFOLIO OF
INVESTMENTS

                     7
FINANCIAL STATEMENTS

                    10
FINANCIAL HIGHLIGHTS

                    12
NOTES TO
FINANCIAL STATEMENTS

AT A GLANCE


 YIELDS
 EFFECTIVE SEVEN-DAY ANNUALIZED YIELD FOR THE PERIOD ENDED MARCH 31, 2001


---------------------------------------------------------------------------
    SCUDDER CASH RESERVES FUND CLASS A                            4.56%
 ...........................................................................
    SCUDDER CASH RESERVES FUND CLASS B                            3.52%
 ...........................................................................
    SCUDDER CASH RESERVES FUND CLASS C                            3.82%
 ...........................................................................

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS ARE HISTORICAL AND WILL FLUCTUATE.

TERMS TO KNOW

AVERAGE DAYS-TO-MATURITY The average amount of time remaining before issuers of securities within a money market fund's portfolio are scheduled to repay principal. This period can be up to 90 days. A short average maturity generally allows a portfolio manager to capitalize on a rising-interest-rate environment, while a longer maturity can help maximize income when interest rates fall.

BASIS POINT The movement of interest rates or yields expressed in hundredths of a percent. For example, an increase in yield from 5 percent to 5.50 percent is 50 basis points.

FEDERAL FUNDS (FED FUNDS) Commercial banks are required to keep funds on deposit at the Federal Reserve Bank in their district. In order to meet these requirements, occasionally commercial banks need to borrow funds. These funds are borrowed from banks that have an excess, in what is called a "fed funds market." The interest rate on these loans is called the "fed funds rate" and is the key money market rate that influences all other short-term rates.

U.S. TREASURIES Debt securities issued by the U.S. government, including Treasury bills, bonds and notes. They are considered the safest of all securities. Their safety rests in the power of the U.S. government to obtain tax revenue to repay its obligations and in its historical record of always having done so.

PERFORMANCE UPDATE

[RACHWALSKI PHOTO]
FRANK RACHWALSKI IS A SENIOR VICE PRESIDENT OF ZURICH SCUDDER INVESTMENTS, INC. AND LEAD PORTFOLIO MANAGER OF SCUDDER CASH RESERVES FUND. HE HAS MANAGED MONEY MARKET FUNDS SINCE JOINING ZURICH SCUDDER INVESTMENTS IN 1973.

[COHEN PHOTO]
JERRI I. COHEN JOINED ZURICH SCUDDER INVESTMENTS, INC. IN 1981. SHE IS A CHARTERED FINANCIAL ANALYST AND A CERTIFIED PUBLIC ACCOUNTANT.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

FOR THE SIX-MONTH PERIOD ENDING MARCH 31, 2001, MONEY MARKET YIELDS FELL AS THE FEDERAL RESERVE BOARD REDUCED SHORT-TERM INTEREST RATES BY 150 BASIS POINTS. BELOW, FRANK RACHWALSKI DISCUSSES HOW MARKET CONDITIONS AND THE FED'S RECENT MOVES AFFECTED THE FUND'S PERFORMANCE, AS WELL AS ITS CURRENT POSITIONING.

Q     HOW DID THE MONEY AND BOND MARKETS PERFORM DURING THE FIRST SIX MONTHS OF
FISCAL YEAR 2001?

A     It has been a period of transition, with the Federal Reserve moving from a policy of tightening short-term interest rates in 2000 to aggressive easing in 2001's first quarter. In a bid to revive a weakening economy, the Fed lowered short-term interest rates by 50 basis points on three separate occasions in the first quarter. The reductions placed the federal funds rate to banks at 5.00 percent. These reductions affected the remainder of the yield curve as well, causing the one-year Treasury bill's yield to fall to 4.10 percent and the 30-year Treasury bond's yield to drop to 5.44 percent. The spread between the two also widened to nearly 134 basis points as of March 31, 2001. In contrast, six months ago, on October 2, 2000, the yield curve was inverted, with the 30-year Treasury yielding less than the one-year Treasury bill. Going forward, the market expects the Fed to reduce rates even further.

Q     HOW WAS SCUDDER CASH RESERVES FUND POSITIONED IN THIS SHIFTING-RATE
ENVIRONMENT?

A     As interest rates are expected to decline further in coming months, we have continued to selectively lengthen the portfolio's average maturity. At the same time, we have been careful not to give up any of the higher returns that shorter maturities are offering. Currently, the fund's average maturity is positioned between 30 and 45 days. Credit quality continues to be our foremost goal. Particularly in uncertain economic times such as this, we tend to be extra cautious.

Q     IS THERE ANY WAY TO ESTIMATE HOW MUCH A GIVEN CHANGE IN INTEREST RATES CAN
AFFECT THE RETURN FROM MONEY MARKET INVESTMENTS?

A     All things being equal, a money market fund's yield will lag changes in
Federal Reserve monetary policy by a period equal to the average maturity of the portfolio's bonds. The yield of Scudder Cash Reserves Fund continues to be in line with market conditions. Yields on 90-day Treasury bills fell by 192 basis points between September 2000 and March 2001, while the fund's net asset value remained steady at $1.00 per share (all share classes).

Q     WHAT IS YOUR OUTLOOK FOR MONEY MARKET INVESTMENTS AND FOR THE FUND OVER
THE NEXT FEW MONTHS?

A     While there are definite signs of a worldwide economic slowdown, the housing and labor markets have performed decently, and consumer sentiment is improving. Such indicators point toward a more favorable economic climate in the latter part of the year. However, until the economy measurably improves, we will continue to seek out longer maturities to the extent that we can. We think the fund remains an attractive alternative for investors looking to reduce their portfolio's volatility or capture some income potential.

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*

                                                              ON 3/31/01
-------------------------------------------------------------------------------
    COMMERCIAL PAPER, FIRST TIER                                 78.3%
 ...............................................................................
    REPURCHASE AGREEMENTS                                         9.6
 ...............................................................................
    CERTIFICATES OF DEPOSIT AND OTHER                            12.1
-------------------------------------------------------------------------------
                                                                  100%

[PIE CHART] [PIE CHART]

*PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

SCUDDER CASH RESERVES FUND
Portfolio of investments at March 31, 2001 (Unaudited)

                               PRINCIPAL
                                AMOUNT         VALUE
REPURCHASE AGREEMENTS--9.6%
     Chase Securities, Inc.
       5.42% to be
       repurchased on
       04/02/2001 at
       $50,015,056            $50,000,000   $ 50,000,000
     State Street Bank and
     Trust Company,
       5.23% to be
       repurchased on
       04/02/2001 at
       $7,821,272               7,819,000      7,819,000
     -------------------------------------------------------
     TOTAL REPURCHASE AGREEMENTS
(b)  (Cost $57,819,000)                       57,819,000
     -------------------------------------------------------
 COMMERCIAL PAPER--78.3%
     Alpine Securitization
       5.00%-5.20%,
       04/16/2001              20,000,000     19,957,500
     Amsterdam Funding Corp.
       4.87%, 05/16/2001       10,000,000      9,939,125
     Asset Portfolio Funding
       5.01%, 04/11/2001       10,000,000      9,986,083
     Associates Corp. N.A.
       5.03%*, 06/15/2001      10,000,000     10,000,000
     Bavaria Universal
     Funding Corp.
       5.53%, 04/25/2001        8,000,000      7,970,507
     Beta Finance Inc.
       5.25%*, 11/15/2001      10,000,000      9,997,728
     Citicorp N.A.
       5.00%, 04/19/2001       10,000,000      9,975,000
     Corporate Asset Funding
       5.20%, 04/11/2001       10,000,000      9,985,556
     Corporate Receivables
     Corp.
       5.00%, 05/23/2001       10,000,000      9,927,778
     Countrywide Home Loan
       5.17%-5.26%*,
       09/05/2001              18,000,000     17,999,707
     Credit Suisse First
     Boston Corp.
       6.42%, 04/02/2001        6,000,000      5,996,790
     Eureka Securitization,
     Inc.
       5.05%-5.37%,
       04/10/2001-05/07/2001   20,000,000     19,936,075
     Firstar Corp.
       5.64%*, 08/03/2001       8,000,000      8,006,475
     Forrestal Funding
     Master Trust
       5.36%, 04/17/2001        5,146,000      5,133,741
     Four Winds Funding
     Corp.
       5.55%, 04/02/2001       20,000,000     19,996,917
     Galaxy Funding
       4.56%, 04/26/2001       10,000,000      9,968,342
     General Electric Co.
       5.07%, 06/05/2001        5,000,000      4,954,229

                               PRINCIPAL
                                AMOUNT         VALUE
 COMMERCIAL PAPER--CONTINUED
     Giro Multi-Funding
     Corp.
       5.01%-5.34%,
       04/16/2001-04/23/2001  $20,000,000   $ 19,946,492
     Greenwich Funding Corp.
       4.86%, 05/25/2001       10,000,000      9,927,100
     Greyhawk Funding LLC.
       5.21%, 05/23/2001       10,000,000      9,924,744
     Hatteras Funding
       5.25%, 04/02/2001       10,000,000      9,998,542
     Heller Financial, Inc.
       5.94%-6.47%*,
       04/02/2001-07/17/2001   20,000,000     19,997,827
     Household Finance Corp.
       5.29%*, 06/05/2001      10,000,000     10,010,412
     Intrepid Funding Corp.
       5.21%, 05/14/2001        5,000,000      4,968,885
     Jupiter Securitization
     Corp.
       5.07%, 05/29/2001       10,000,000      9,918,317
     Kittyhawk Funding Corp.
       4.75%, 07/16/2001       10,000,000      9,860,139
     Moat Funding LLC
       6.32%, 04/26/2001       10,000,000      9,956,111
     Monte Rosa Capital
     Corp.
       5.05%, 04/18/2001       12,160,000     12,131,002
     Moriarty LLC
       5.12%, 07/19/2001       10,000,000      9,844,826
     Park Avenue Receivables
       5.05%, 04/25/2001       15,000,000     14,949,500
     Pennine Funding LLC
       5.30%, 05/15/2001        6,100,000      6,060,486
     Philip Morris Cos.,
     Inc.
       5.42%, 04/05/2001       10,000,000      9,993,978
     SBC Communications Inc.
       5.39%, 04/06/2001       10,000,000      9,992,514
     Scaldis Capital LLC
       5.16%, 07/11/2001       10,000,000      9,855,233
     Sigma Finance, Inc.
       5.23%, 05/24/2001       10,000,000      9,923,003
     Stellar Funding Group
       5.03%, 04/30/2001       13,183,000     13,129,583
     Superior Funding
     Capital
       5.28%, 04/20/2001       10,000,000      9,972,133
     Surrey Funding Corp.
       5.07%, 05/10/2001       10,000,000      9,945,075
     Sweetwater Capital
     Corp.
       6.10%, 04/03/2001       10,000,000      9,996,611
     Thunder Bay Funding,
     Inc.
       5.29%, 04/19/2001       10,000,000      9,973,550
     Variable Funding Corp.
       5.65%, 04/02/2001       20,000,000     19,996,861
     Windmill Funding Corp.
       4.87%, 05/18/2001       10,000,000      9,936,419
     -------------------------------------------------------
     TOTAL COMMERCIAL PAPER
     (Cost $469,940,896)                    $469,940,896
     -------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.   5

PORTFOLIO OF INVESTMENTS

                               PRINCIPAL
                                AMOUNT         VALUE
CERTIFICATES OF DEPOSIT--12.1%
     Allfirst Bank
       5.28%*, 09/07/2001     $ 5,000,000   $  5,000,000
     American Express
     Centurion Bank
       5.03%*, 06/19/2001       7,500,000      7,499,841
     Canadian Imperial Bank
       5.07%*, 09/21/2001      10,000,000      9,997,464
     Fleet National Bank
       4.95%*, 08/20/2001      10,000,000      9,998,448
     First Union National
     Bank
       5.17%*, 05/08/2001      10,000,000     10,000,000
     Harris Trust & Savings
     Bank
       5.17%*, 06/12/2001      10,000,000      9,999,211

                               PRINCIPAL
                                AMOUNT         VALUE
 CERTIFICATES OF DEPOSIT--CONTINUED
     Key Bank
       5.29%*, 05/25/2001     $10,000,000   $  9,999,467
     Old Kent Bank
       5.17%*, 05/30/2001      10,000,000     10,000,000
     -------------------------------------------------------
     TOTAL CERTIFICATES OF DEPOSIT
     (Cost $72,494,431)                       72,494,431
     -------------------------------------------------------
     TOTAL INVESTMENT PORTFOLIO--100%
     (Cost $600,254,327) (a)                $600,254,327
     -------------------------------------------------------

 NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

(a) Cost for federal income tax purposes was $600,254,327.

(b) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

* Floating rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rate as of March 31, 2001.

 6  The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2001 (Unaudited)

ASSETS
----------------------------------------------------------------------------
Investments in securities, at value (cost $600,254,327)         $600,254,327
----------------------------------------------------------------------------
Cash                                                                     256
----------------------------------------------------------------------------
Interest receivable                                                  796,989
----------------------------------------------------------------------------
Receivable for Fund shares sold                                    3,300,172
----------------------------------------------------------------------------
TOTAL ASSETS                                                     604,351,744
----------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------
Dividends payable                                                    180,398
----------------------------------------------------------------------------
Payable for Fund shares redeemed                                  29,586,309
----------------------------------------------------------------------------
Accrued management fee                                               115,695
----------------------------------------------------------------------------
Accrued Trustee's fees and expenses                                   14,312
----------------------------------------------------------------------------
Other accrued expenses and payables                                  802,668
----------------------------------------------------------------------------
Total liabilities                                                 30,699,382
----------------------------------------------------------------------------
NET ASSETS, AT VALUE                                            $573,652,362
----------------------------------------------------------------------------
NET ASSETS VALUE
----------------------------------------------------------------------------
CLASS A SHARES
  Net asset value, offering and redemption price per share
  ($250,826,121 / 250,826,121 shares outstanding)                      $1.00
----------------------------------------------------------------------------
CLASS B SHARES
  Net asset value, offering and redemption price (subject to contingent deferred sales charge) per share ($226,578,345
  / 226,578,345 shares outstanding)                                    $1.00
----------------------------------------------------------------------------
CLASS C SHARES
  Net asset value, offering and redemption price (subject to contingent deferred sales charge) per share ($96,247,896 /
  96,247,896 shares outstanding)                                       $1.00
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.   7

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Six months ended March 31, 2001 (Unaudited)

INVESTMENT INCOME
---------------------------------------------------------------------------
Interest                                                        $15,229,230
---------------------------------------------------------------------------
Total income                                                     15,229,230
---------------------------------------------------------------------------
Expenses:
Management fee                                                      933,584
---------------------------------------------------------------------------
Services to shareholders                                            523,574
---------------------------------------------------------------------------
Custodian fees                                                        9,762
---------------------------------------------------------------------------
Distribution services fees                                          953,899
---------------------------------------------------------------------------
Administrative services fees                                        597,818
---------------------------------------------------------------------------
Auditing                                                             17,472
---------------------------------------------------------------------------
Legal                                                                 8,858
---------------------------------------------------------------------------
Trustees' fees and expenses                                          17,030
---------------------------------------------------------------------------
Reports to shareholders                                              15,503
---------------------------------------------------------------------------
Registration fees                                                    34,380
---------------------------------------------------------------------------
Other                                                                14,526
---------------------------------------------------------------------------
Total expenses, before expense reductions                         3,126,406
---------------------------------------------------------------------------
Expense reductions                                                  (22,953)
---------------------------------------------------------------------------
Total expenses, after expense reductions                          3,103,453
---------------------------------------------------------------------------
NET INVESTMENT INCOME                                           $12,125,777
---------------------------------------------------------------------------

 8  The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED      YEAR ENDED
                                                                 MARCH 31, 2001      SEPTEMBER 30,
                                                                  (UNAUDITED)            2000
INCREASE (DECREASE) IN NET ASSETS
---------------------------------------------------------------------------------------------------
Operations:
Net investment income                                           $    12,125,777          25,261,867
---------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income            (12,125,777)        (25,261,867)
---------------------------------------------------------------------------------------------------
Fund share transactions, at net asset value of $1.00 per
share:
Shares sold
Class A                                                           1,445,084,179       6,315,703,189
---------------------------------------------------------------------------------------------------
Class B                                                             231,245,920         677,392,767
---------------------------------------------------------------------------------------------------
Class C                                                             182,433,265         586,784,915
---------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends
Class A                                                               4,971,925           8,378,489
---------------------------------------------------------------------------------------------------
Class B                                                               3,617,700           7,898,877
---------------------------------------------------------------------------------------------------
Class C                                                               1,537,865           2,697,278
---------------------------------------------------------------------------------------------------
Shares redeemed
Class A                                                          (1,450,848,711)     (6,337,071,917)
---------------------------------------------------------------------------------------------------
Class B                                                            (210,465,466)       (769,736,453)
---------------------------------------------------------------------------------------------------
Class C                                                            (166,570,204)       (607,406,223)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share
transactions                                                         41,006,473        (115,359,078)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                    41,006,473        (115,359,078)
---------------------------------------------------------------------------------------------------
Net assets at beginning of period                                   532,645,889         648,004,967
---------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                                     $   573,652,362         532,645,889
---------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.   9

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                           CLASS A
                                                  ----------------------------------------------------------
                                                  SIX MONTHS ENDED          YEAR ENDED SEPTEMBER 30,
                                                  MARCH 31, 2001     ---------------------------------------
                                                  (UNAUDITED)        2000    1999     1998     1997     1996
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $1.00          1.00    1.00     1.00     1.00    1.00
------------------------------------------------------------------------------------------------------------
Net investment income                                    .03           .05     .04      .04      .04     .05
------------------------------------------------------------------------------------------------------------
Distributions from net investment income                (.03)         (.05)   (.04)    (.04)    (.04)   (.05)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $1.00          1.00    1.00     1.00     1.00    1.00
------------------------------------------------------------------------------------------------------------
TOTAL RETURN %                                          5.71**        5.43    4.12     4.58     4.57    4.67
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ in millions)                251           252     265      197       91      36
------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)          .83*          .93    1.09     1.21     1.16    1.08
------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)           .82*          .92    1.09     1.21     1.16    1.08
------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                      5.54*         5.27    4.07     4.49     4.45    4.53
------------------------------------------------------------------------------------------------------------

(a) The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions for Class A were .82% and .81%, respectively.

 *  Annualized

 ** Not Annualized

                                                                           CLASS B
                                                  ---------------------------------------------------------
                                                  SIX MONTHS ENDED          YEAR ENDED SEPTEMBER 30,
                                                  MARCH 31, 2001     --------------------------------------
                                                  (UNAUDITED)        2000    1999     1998     1997    1996
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $1.00          1.00    1.00     1.00     1.00   1.00
-----------------------------------------------------------------------------------------------------------
Net investment income                                    .02           .04     .03      .03      .03    .04
-----------------------------------------------------------------------------------------------------------
Distributions from net investment income                (.02)         (.04)   (.03)    (.03)    (.03)  (.04)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $1.00          1.00    1.00     1.00     1.00   1.00
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN %                                          4.77**        4.49    3.08     3.53     3.49   3.73
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period ($ in millions)                227           202     287      285      217    162
-----------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)         1.80*         1.87    2.11     2.22     2.19   1.99
-----------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)          1.79*         1.86    2.11     2.22     2.19   1.99
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                      4.57*         4.33    3.05     3.48     3.42   3.62
-----------------------------------------------------------------------------------------------------------

*  Annualized

** Not Annualized

FINANCIAL HIGHLIGHTS

                                                                          CLASS C
                                                -----------------------------------------------------------
                                                SIX MONTHS ENDED           YEAR ENDED SEPTEMBER 30,
                                                MARCH 31, 2001     ----------------------------------------
                                                (UNAUDITED)        2000     1999     1998     1997     1996
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $1.00          1.00     1.00     1.00     1.00    1.00
-----------------------------------------------------------------------------------------------------------
Net investment income                                  .02           .05      .03      .04      .04     .04
-----------------------------------------------------------------------------------------------------------
Distributions from net investment income              (.02)         (.05)    (.03)    (.04)    (.04)   (.04)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.00          1.00     1.00     1.00     1.00    1.00
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN %                                        5.08**        4.81     3.44     3.90     3.85    3.93
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period ($ in millions)               96            79       97       68       32      10
-----------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)       1.53*         1.57     1.75     1.88     1.84    1.79
-----------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)        1.53*         1.56     1.75     1.88     1.84    1.79
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                    4.83*         4.63     3.41     3.82     3.77    3.82
-----------------------------------------------------------------------------------------------------------

*  Annualized

** Not Annualized

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    SIGNIFICANT
     ACCOUNTING POLICIES     Scudder Cash Reserves Fund, formerly Kemper Cash
                             Reserves Fund, (the "Fund") is a series of Kemper
                             Portfolios which is registered under the Investment
                             Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

                             The Fund offers multiple classes of shares. Class A shares are sold without an initial sales charge but are subject to the applicable sales charge if exchanged into Class A shares of another Kemper Mutual Fund. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I Shares (none sold through March 31, 2001) are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

                             Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class specific arrangements.

                             The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

                             SECURITY VALUATION. The Fund values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

                             REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

                             FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

NOTES TO FINANCIAL STATEMENTS

                             DISTRIBUTION OF INCOME AND GAINS. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are amortized for both tax and financial reporting purposes.

--------------------------------------------------------------------------------

2    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The Fund has a management
                             agreement with Zurich Scudder Investments, Inc., formerly Scudder Kemper Investments, Inc. ("ZSI" or the "Advisor"). The Fund pays a monthly investment management fee of 1/12 of the annual rate of .40% of the first $250 million of average daily net assets declining to .25% of average daily net assets in excess of $12.5 billion. For the six months ended March 31, 2001, the Fund incurred a management fee of $933,584 which is equivalent to an annualized effective rate of 0.39% of the Fund's average daily net assets.

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The Fund has an underwriting and distribution services agreement with Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc.

                             For services under the distribution services agreement, the Fund pays SDI a fee of .75% of average daily net assets of the Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, SDI receives any contingent deferred sales charges ("CDSC") from redemptions of Class B and Class C shares. Distribution fees and CDSC for the six months ended March 31, 2001 are $1,569,709, of which $397,575 is unpaid as of March 31, 2001.

                             ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with SDI. For providing information and administrative services to shareholders, the Fund pays SDI a fee at an annual rate of up to .25% of average daily net assets. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of fund accounts the firms service. Administrative services fees ("ASF") paid by the Fund to SDI for the six months ended March 31, 2001 are $597,818, of which $143,576 is unpaid at March 31, 2001.

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, Scudder Investment Service Company ("SISC"), formerly Kemper Service Company, is the shareholder service agent of the Fund. Under the agreement, SISC received shareholder services fees of $788,544 for the six months ended March 31, 2001, of which $251,209 is unpaid at March 31, 2001.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of ZSI. For the six months ended March 31, 2001, the Fund made no payments to its officers and incurred trustees' fees of $17,030 to independent Trustees, of which $762 is unpaid at March 31, 2001. In addition, a one-time fee of $13,550 was accrued for payment to these Trustees not affiliated with the

NOTES TO FINANCIAL STATEMENTS

                             Advisor who are not standing for re-election under the Reorganization discussed in Note 6. Inasmuch as the Advisor will also benefit from administrative efficiencies of a consolidated Board, the Advisor has agreed to bear $6,775 of such costs.

--------------------------------------------------------------------------------

3    CONVERSION
     OF SHARES               The following table summarizes the conversion of
                             Class B shares into Class A shares (dollar amounts and number of shares are the same):

                                                                      SIX MONTHS ENDED               YEAR ENDED
                                                                       MARCH 31, 2001            SEPTEMBER 30, 2000
                                       CONVERSION OF SHARES
                                       ----------------------------------------------------------------------------
                                        Class A                           6,524,479                  21,579,371
                                       ----------------------------------------------------------------------------
                                        Class B                          (6,524,479)                (21,579,371)
                                       ----------------------------------------------------------------------------

--------------------------------------------------------------------------------

4    LINE OF CREDIT          The Fund and several Kemper Funds (the
                             "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The
                             Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

--------------------------------------------------------------------------------

5    EXPENSE OFF-SET
     ARRANGEMENTS            The Fund has entered into arrangements with its
                             custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian and transfer agent fees were reduced by $4,858 and $11,320, respectively, under these arrangements.

--------------------------------------------------------------------------------

6    REORGANIZATION          ZSI has initiated a program to reorganize and
                             combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposes to streamline the management and operations of most of the funds
                             ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an administrative fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative are being borne jointly by ZSI and certain of the affected funds. Those costs, including printing, shareholder meeting expenses and professional fees, are presented as reorganization expenses in the Statement of Operations of the Fund.

NOTES

TRUSTEES&OFFICERS

TRUSTEES                          OFFICERS

JOHN W. BALLANTINE                MARK S. CASADY                    MAUREEN E. KANE
Trustee                           President                         Secretary

LEWIS A. BURNHAM                  PHILIP J. COLLORA                 CAROLINE PEARSON
Trustee                           Vice President                    Assistant Secretary
                                  and Assistant Secretary
LINDA C. COUGHLIN                                                   BRENDA LYONS
Chairperson, Trustee & Vice       JOHN R. HEBBLE                    Assistant Treasurer
President                         Treasurer

DONALD L. DUNAWAY                 KATHRYN L. QUIRK
Trustee                           Vice President

ROBERT B. HOFFMAN                 FRANK J. RACHWALSKI, JR.
Trustee                           Vice President

DONALD R. JONES                   RICHARD L. VANDENBERG
Trustee                           Vice President

SHIRLEY D. PETERSON               LINDA J. WONDRACK
Trustee                           Vice President

WILLIAM P. SOMMERS
Trustee

 .............................................................................................
LEGAL COUNSEL                         VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                      222 North LaSalle Street
                                      Chicago, IL 60601
 .............................................................................................
SHAREHOLDER                           SCUDDER INVESTMENTS SERVICE COMPANY
SERVICE AGENT                         P.O. Box 219557
                                      Kansas City, MO 64121
 .............................................................................................
CUSTODIAN AND                         STATE STREET BANK AND TRUST COMPANY
TRANSFER AGENT                        225 Franklin Street
                                      Boston, MA 02109
 .............................................................................................
INDEPENDENT AUDITORS                  ERNST & YOUNG LLP
                                      233 South Wacker Drive
                                      Chicago, IL 60606
 .............................................................................................
PRINCIPAL                             SCUDDER DISTRIBUTORS, INC.
UNDERWRITER                           222 South Riverside Plaza Chicago, IL 60606
                                      www.scudder.com

LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

[SCUDDER INV LOGO] Long-term investing in a short-term world(SM)

Printed in the U.S.A. on recycled paper
This report is not to be distributed
unless preceded or accompanied by a
Kemper Cash Reserves Fund prospectus.
KCRF - 3 (5/21/01) 12404